JPMORGAN INSURANCE TRUST

270 Park Avenue

New York, New York 10017

May 5, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Insurance Trust (the “Trust”)
on behalf of its Portfolios
File Nos. 811-7874 and 33-66080

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the Portfolios do not differ from the versions contained in the Post-Effective Amendment No. 36 (Amendment No. 37 under the1940 Act) filed electronically on April 26, 2011.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Very truly yours,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary